Other Current Liabilities (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Current Liabilities [Abstract]
Government institutions		$ 1,972	$ 244
Employees and payroll institutions	[1]	4,983	2,870
Accrued expenses		6,603	7,505
Interest payable		516	277
Liability in respect of acquisition of non-controlling interests	[2]	1,302
Others	[1]	875	1,176
Other current liabilities		$ 16,251	$ 12,072

[1]	Reclassified 2018 numbers to be comparable with current year presentation.
[2]	Refer to Note 10.A.1.c for further details.